Debt (Schedule Of Obligations Under Debt Arrangements) (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Debt Instrument [Line Items]
Senior secured credit facility	$ 550,400	$ 582,800
7.875% senior unsecured notes (including unamortized premium of $639 and $772 in 2014 and 2013, respectively)	1,050,639	700,772
Total long-term debt	1,601,039	1,283,572
Unamortized premium	639	772
Seven Point Eight Seventy Five Percentage Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
7.875% senior unsecured notes (including unamortized premium of $639 and $772 in 2014 and 2013, respectively)	350,639	350,772
Five Point Seventy Five Percentage Senior Unsecured Notes [Member]
Debt Instrument [Line Items]
7.875% senior unsecured notes (including unamortized premium of $639 and $772 in 2014 and 2013, respectively)	350,000	350,000
Five Point Six Two Five Percentage Senior Unsecured Notes [Member] [Domain]
Debt Instrument [Line Items]
7.875% senior unsecured notes (including unamortized premium of $639 and $772 in 2014 and 2013, respectively)	$ 350,000	$ 0